American Beacon Advisors, Inc.
                      4151 Amon Carter Blvd. MD 2450
                           Fort Worth, TX 76155


                                                 May 5, 2010


VIA EDGAR
---------
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


Re:  American Beacon Mileage Funds
     1933 Act File No. 33-91058
     1940 Act File No. 811-9018

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, American
Beacon Mileage Funds ("Registrant") hereby certifies (a) that the form of Prospectus and Statement of Additional Information used with respect to the Mileage Class of the Registrant do not differ from those contained in Post-Effective Amendment No. 23 ("Amendment No. 23") to the Registrant's Registration Statement and (b) that Amendment No. 23 was filed electronically.

     If you have any questions concerning the foregoing, please do not hesitate to contact the undersigned at (817) 391-6172.

                                          Sincerely,

                                          /s/ Constance L. Melton
                                          -------------------------
                                          Constance L. Melton
                                          Assistant General Counsel


cc:   Francine Rosenberger, Esq.
          K&L Gates LLP